Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

Adimab participated in the Series B Preferred Stock financing and the Series C Preferred Stock financing by purchasing 44,076 and 128,064 shares of Series B Preferred Stock and Series C Preferred Stock, respectively, for an aggregate purchase price of $2.5 million and $10.0 million, respectively (see Note 10).

Adimab Assignment Agreement

Under the Adimab Assignment Agreement, Adimab, a principal stockholder of the Company, received upfront consideration in the form of Series A Preferred Stock, is entitled to receive milestone and royalty payments upon specified conditions, and receives payments from the Company for providing ongoing services under the agreement (see Note 7).

The Company did not recognize any IPR&D expense in connection with milestones payable during the year ended December 31, 2022. During the year ended December 31, 2021, the Company recognized $7.5 million as IPR&D expense in connection with milestones payable.

During the years ended December 31, 2022 and 2021, the Company recognized $0.6 million and $1.3 million, respectively, of research and development expense with respect to services performed by Adimab on the Company’s behalf.

Adimab Collaboration Agreement

Under the Adimab Collaboration Agreement, the Company is obligated to pay Adimab for certain fees, milestone and royalty payments (see Note 7).

During the years ended December 31, 2022 and 2021, the Company recognized $5.2 million and $2.6 million, respectively, of research and development expense related to the quarterly fee.

During the years ended December 31, 2022 and 2021, the Company recognized $1.7 million and $0.3 million, respectively, of research and development expense with respect to services performed by Adimab on the Company’s behalf.

During the year ended December 31, 2022, the Company recognized $1.0 million of IPR&D expense related to an option exercise fee. The Company did not recognize any IPR&D expense related to an option exercise fee during the year ended December 31, 2021.

During the year ended December 31, 2022, the Company recognized $0.4 million of IPR&D expense related to drug delivery fees. The Company did not recognize any IPR&D expense related to drug delivery fees during the year ended December 31, 2021.

Adimab Platform Transfer Agreement

Under the Adimab Platform Transfer Agreement, the Company is obligated to pay Adimab for certain fees, milestone and royalty payments (see Note 7).

During the year ended December 31, 2022, the Company recognized $3.0 million of IPR&D expense in connection with the upfront consideration payable for the rights assigned pursuant to the Adimab Platform Transfer Agreement. The Adimab Platform Transfer Agreement was not in effect during the year ended December 31, 2021.

As of December 31, 2022 and 2021, $0.3 million and $0.6 million, respectively, was due to Adimab under the Adimab Assignment Agreement, the Adimab Collaboration Agreement and the Adimab Platform Transfer Agreement by the Company. As of December 31, 2022 and 2021, no amounts were due from Adimab under the Adimab Assignment Agreement, the Adimab Collaboration Agreement or the Adimab Platform Transfer Agreement to the Company.

Mithril Group

In March 2022, a group of stockholders, including, among others, Adimab; Mithril II LP; M28 Capital Management LP; Polaris Venture Partners V, L.P.; and Population Health Equity Partners III, L.P., which are collectively referred to as the Mithril Group, submitted a notice of intent to nominate three directors to the Company’s board of directors at the 2022 annual meeting of stockholders. In April 2022, the Mithril Group filed definitive proxy materials with the SEC seeking election of three directors to the Company's board of directors and adoption of a non-binding resolution for director declassification.

Subsequently, during the year ended December 31, 2022, Mithril II LP requested that the Company reimburse it for costs associated with legal expenses, corporate governance matters and stockholder proposals incurred as a result of the aforementioned matters in connection with the Company’s 2022 annual meeting of stockholders. The Company made such reimbursement payment to Mithril II LP in the amount of $1.4 million, which the Company recognized as a selling, general and administrative expense.

As of December 31, 2022, no amounts were due to any member of the Mithril Group by the Company, and no amounts were due from any member of the Mithril Group to the Company.

Population Health Partners, L.P.

Under the PHP MSA and PHP Work Order, the Company is obligated to pay cash compensation for services and deliverables (see Note 8). Clive Meanwell, M.D. and Tamsin Berry, members of the Company’s board of directors, are Managing Partner and Partner of PHP, respectively.

During the year ended December 31, 2022, the Company recognized $0.8 million of research and development expense related to services performed by PHP in connection with the PHP Work Order.

During the year ended December 31, 2022, the Company recognized $17.4 million of warrant expense related to warrants issued to PHP in connection with the PHP Warrant.

As of December 31, 2022, $0.8 million was due to PHP by the Company, and no amounts were due from PHP to the Company.

The agreements with PHP were not in effect during the year ended December 31, 2021.